UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-09597

LORD ABBETT STOCK APPRECIATION FUND

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2010

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT STOCK APPRECIATION FUND October 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 100.02%

Aerospace & Defense 1.99%

Honeywell International, Inc.	26,861	$1,265
Precision Castparts Corp.	12,897	1,761
United Technologies Corp.	7,377	552

Total		3,578

Air Freight & Logistics 1.29%

C.H. Robinson Worldwide, Inc.	20,128	1,419
United Parcel Service, Inc. Class B	13,308	896

Total		2,315

Automobiles 0.80%

Ford Motor Co.*	102,079	1,442

Beverages 1.65%

Coca-Cola Co. (The)	11,900	730
PepsiCo, Inc.	34,297	2,240

Total		2,970

Biotechnology 2.47%

Alexion Pharmaceuticals, Inc.*	14,430	986
Amgen, Inc.*	6,289	360
Celgene Corp.*	20,598	1,279
Human Genome Sciences, Inc.*	27,172	730
United Therapeutics Corp.*	18,182	1,096

Total		4,451

Capital Markets 3.17%

Ameriprise Financial, Inc.	30,689	1,586
BlackRock, Inc.	5,272	901
Franklin Resources, Inc.	10,000	1,147
Goldman Sachs Group, Inc. (The)	6,068	977
T. Rowe Price Group, Inc.	19,823	1,096

Total		5,707

Chemicals 4.23%

Air Products & Chemicals, Inc.	8,640	734
Albemarle Corp.	23,960	1,201
E.I. du Pont de Nemours & Co.	31,297	1,480
FMC Corp.	16,033	1,172
Huntsman Corp.	90,556	1,254
LyondellBasell Industries NV Class A (Netherlands)*(a)	33,912	911
Mosaic Co. (The)	11,883	869

Total		7,621

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT STOCK APPRECIATION FUND October 31, 2010

Investments	Shares	Value (000)
Commercial Banks 1.56%

Fifth Third Bancorp	67,872	$852
PNC Financial Services Group, Inc. (The)	26,329	1,419
Wells Fargo & Co.	20,865	544

Total		2,815

Communications Equipment 3.91%

Cisco Systems, Inc.*	159,414	3,639
Juniper Networks, Inc.*	27,950	905
QUALCOMM, Inc.	55,255	2,494

Total		7,038

Computers & Peripherals 9.44%

Apple, Inc.*	38,247	11,507
EMC Corp.*	103,136	2,167
Hewlett-Packard Co.	16,855	709
International Business Machines Corp.	9,236	1,326
NetApp, Inc.*	24,000	1,278

Total		16,987

Diversified Financial Services 0.50%

Moody’s Corp.	33,452	905

Electrical Equipment 0.80%

Emerson Electric Co.	26,204	1,439

Energy Equipment & Services 4.02%

FMC Technologies, Inc.*	12,416	895
Halliburton Co.	42,138	1,343
National Oilwell Varco, Inc.	23,136	1,244
Schlumberger Ltd.	31,639	2,211
Weatherford International Ltd. (Switzerland)*(a)	91,873	1,544

Total		7,237

Food & Staples Retailing 1.97%

Costco Wholesale Corp.	17,843	1,120
Wal-Mart Stores, Inc.	21,783	1,180
Walgreen Co.	36,610	1,240

Total		3,540

Health Care Equipment & Supplies 1.30%

Edwards Lifesciences Corp.*	14,130	903
Hospira, Inc.*	24,239	1,442

Total		2,345

Health Care Providers & Services 1.23%

Express Scripts, Inc.*	10,907	529
UnitedHealth Group, Inc.	46,512	1,677

Total		2,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT STOCK APPRECIATION FUND October 31, 2010

Investments	Shares	Value (000)
Hotels, Restaurants & Leisure 6.02%

Carnival Corp. Unit	21,900	$945
Chipotle Mexican Grill, Inc.*	4,870	1,024
Darden Restaurants, Inc.	24,482	1,119
Las Vegas Sands Corp.*	57,120	2,621
Marriott International, Inc. Class A	41,803	1,549
McDonald’s Corp.	11,570	900
MGM Resorts International*	77,064	842
Penn National Gaming, Inc.*	26,529	882
Starwood Hotels & Resorts Worldwide, Inc.	17,785	963

Total		10,845

Information Technology Services 2.61%

Cognizant Technology Solutions Corp. Class A*	8,199	535
MasterCard, Inc. Class A	7,691	1,846
Visa, Inc. Class A	15,860	1,240
Western Union Co. (The)	61,431	1,081

Total		4,702

Internet & Catalog Retail 2.79%

Amazon.com, Inc.*	19,429	3,209
priceline.com, Inc.*	4,821	1,817

Total		5,026

Internet Software & Services 4.54%

Akamai Technologies, Inc.*	26,427	1,365
Baidu, Inc. ADR*	9,875	1,086
Google, Inc. Class A*	9,329	5,719

Total		8,170

Life Sciences Tools & Services 0.58%

Illumina, Inc.*	19,290	1,048

Machinery 5.19%

Bucyrus International, Inc.	11,350	774
Caterpillar, Inc.	28,830	2,266
Cummins, Inc.	10,029	884
Deere & Co.	21,263	1,633
Eaton Corp.	12,998	1,155
Flowserve Corp.	7,968	797
Parker Hannifin Corp.	23,906	1,830

Total		9,339

Media 2.98%

DirecTV Class A*	25,356	1,102
Interpublic Group of Cos., Inc. (The)*	144,305	1,494
Lamar Advertising Co. Class A*	49,202	1,672
Viacom, Inc. Class B	28,481	1,099

Total		5,367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT STOCK APPRECIATION FUND October 31, 2010

Investments	Shares	Value (000)
Metals & Mining 2.44%

Cliffs Natural Resources, Inc.	17,185	$1,120
Freeport-McMoRan Copper & Gold, Inc.	19,302	1,828
Newmont Mining Corp.	23,763	1,446

Total		4,394

Multi-Line Retail 2.92%

J.C. Penney Co., Inc.	39,780	1,240
Macy’s, Inc.	35,505	839
Nordstrom, Inc.	27,090	1,043
Target Corp.	41,057	2,133

Total		5,255

Oil, Gas & Consumable Fuels 6.40%

Apache Corp.	11,606	1,172
Concho Resources, Inc.*	21,747	1,493
EOG Resources, Inc.	5,727	548
Exxon Mobil Corp.	46,257	3,075
Murphy Oil Corp.	13,678	891
Peabody Energy Corp.	30,286	1,602
Pioneer Natural Resources Co.	14,409	1,006
Southwestern Energy Co.*	15,771	534
Whiting Petroleum Corp.*	11,854	1,191

Total		11,512

Pharmaceuticals 3.04%

Allergan, Inc.	23,324	1,689
Novo Nordisk A/S ADR	8,804	923
Warner Chilcott plc Class A (Ireland)(a)	61,932	1,489
Watson Pharmaceuticals, Inc.*	29,521	1,377

Total		5,478

Professional Services 1.87%

Monster Worldwide, Inc.*	96,498	1,743
Robert Half International, Inc.	59,883	1,623

Total		3,366

Real Estate Investment Trusts 0.30%

Simon Property Group, Inc.	5,600	538

Real Estate Management & Development 0.53%

CB Richard Ellis Group, Inc. Class A*	51,560	946

Road & Rail 2.21%

Kansas City Southern*	32,908	1,442
Union Pacific Corp.	28,883	2,532

Total		3,974

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT STOCK APPRECIATION FUND October 31, 2010

Investments	Shares	Value (000)
Semiconductors & Semiconductor Equipment 3.44%

Altera Corp.	31,309	$977
Broadcom Corp. Class A	48,353	1,970
Intel Corp.	64,299	1,291
Lam Research Corp.*	12,742	583
Marvell Technology Group Ltd.*	71,192	1,375

Total		6,196

Software 5.23%

BMC Software, Inc.*	25,967	1,180
Citrix Systems, Inc.*	17,202	1,102
Intuit, Inc.*	33,697	1,617
Microsoft Corp.	28,511	760
Oracle Corp.	86,197	2,534
Red Hat, Inc.*	25,440	1,075
Rovi Corp.*	22,508	1,140

Total		9,408

Specialty Retail 2.81%

Abercrombie & Fitch Co. Class A	22,023	944
Bed Bath & Beyond, Inc.*	20,486	899
Limited Brands, Inc.	76,206	2,240
O’Reilly Automotive, Inc.*	16,715	978

Total		5,061

Textiles, Apparel & Luxury Goods 2.02%

Coach, Inc.	29,017	1,451
NIKE, Inc. Class B	8,881	723
Phillips-Van Heusen Corp.	23,979	1,471

Total		3,645

Tobacco 0.96%

Philip Morris International, Inc.	29,482	1,725

Wireless Telecommunication Services 0.81%

Crown Castle International Corp.*	33,701	1,453

Total Common Stocks (cost $143,909,005)		180,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT STOCK APPRECIATION FUND October 31, 2010

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.30%

Repurchase Agreement

Repurchase Agreement dated 10/29/2010, 0.02% due 11/1/2010 with Fixed Income Clearing Corp. collateralized by $500,000 of Federal National Mortgage Assoc. at 4.125% due 4/15/2014; value: $556,350; proceeds: $541,974 (cost $541,973)	$542	$542

Total Investments in Securities 100.32% (cost $144,450,978)		180,586

Liabilities in Excess of Other Assets (0.32%)		(568)

Net Assets 100.00%		$180,018

ADR American Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.

(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Stock Appreciation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was organized as a Delaware statutory trust on September 29, 1999.

The Fund’s investment objective is long-term capital growth.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$180,044	$—	$—	$180,044
Repurchase Agreement	—	542	—	542

Total	$180,044	$542	$—	$180,586

* See Schedule of Investments for values in each industry.

3. FEDERAL TAX INFORMATION

As of October 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$147,572,823

Gross unrealized gain	33,565,755
Gross unrealized loss	(552,343)

Net unrealized security gain	$33,013,412

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT STOCK APPRECIATION FUND

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 22, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 22, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 22, 2010